Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of current accrued expenses

Current accrued expenses include the following:

(in thousands)	December 31, 2019	December 31, 2018
Clinical trial expenses	$2,497	$4,530
Compensation, excluding taxes	3,525	1,785
Professional fees	263	190
Short-term portion of lease restructuring	-	184
Other[1]	662	1,275
Total accrued expenses	$6,947	$7,964

[1]Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at December 31, 2019 and 2018.